INVENTORIES	12 Months Ended
Jan. 03, 2015
Inventory Disclosure [Abstract]
INVENTORIES
 INVENTORIES

(Millions of Dollars)	2014	2013
Finished products	$1,105.0	$1,075.5
Work in process	141.4	122.9
Raw materials	316.3	274.9
Total	$1,562.7	$1,473.3

Net inventories in the amount of $600.4 million at January 3, 2015 and $440.2 million at December 28, 2013 were valued at the lower of LIFO cost or market. If the LIFO method had not been used, inventories would have been $34.9 million higher than reported at January 3, 2015 and $40.9 million higher than reported at December 28, 2013.